Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Business Description and Accounting Policies [Text Block]

Note 1. Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

Stratasys Ltd. and subsidiaries (collectively the “Company”) is a leading global provider of additive manufacturing (“AM”) solutions for the creation of parts used in the processes of designing and manufacturing products and for the direct manufacture of end parts. The Company’s systems include desktop 3D printers for idea and design development, various systems for rapid prototyping (“RP”) and large production systems for direct digital manufacturing (“DDM”). The Company also develops, manufactures and sells materials for use with its systems and provides various services to its customers.

The Company is the result of the 2012 merger of two AM companies, Stratasys, Inc. and Objet Ltd. (“Objet”). On December 1, 2012 (the “merger date”), the two companies completed an all-stock merger (the “merger”), pursuant to which Stratasys, Inc. became an indirect, wholly-owned subsidiary of Objet. In connection with the merger, Objet changed its name to Stratasys Ltd., and the ordinary shares of Stratasys Ltd. were listed on the NASDAQ Global Select Market under the trading symbol “SSYS”, in place of Stratasys, Inc.’s common stock, which had also traded under that symbol.

The merger was structured as a reverse merger of Stratasys, Inc. with and into a wholly owned subsidiary of Objet. Stratasys, Inc. stockholders received one ordinary share of Stratasys Ltd. for each share of Stratasys, Inc. common stock they owned. Upon closing of the transaction, the former Stratasys, Inc. stockholders owned approximately 55 percent and the Objet shareholders retained approximately 45 percent of the combined company on a fully diluted basis using the treasury stock method. Accordingly, while Objet was the legal acquirer, Stratasys, Inc. is treated as the acquiring company in the merger for accounting purposes and the merger has been accounted for as a reverse acquisition under the acquisition method of accounting for business combinations. As a result, the financial statements of the Company prior to the merger date are the historical financial statements of Stratasys, Inc., whereas the financial statements of the Company after the merger date reflect the results of the operations of Stratasys, Inc. and Objet on a combined basis. See additional disclosure provided in note 2, including pro forma financial information for the Company on a combined basis.

The Company has one reportable segment, which generates revenues via the sale of its 3D printing systems and related consumables and by providing support services. The Company’s chief operating decision-maker evaluates performance, makes operating decisions and allocates resources based on financial data consistent with the presentation in the accompanying financial statements. The Company operates through offices in Israel, the United States, Germany, Italy, India, Australia, Japan, China and Hong Kong. Entity-wide disclosures on net sales and property, plant and equipment are presented in note 18.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Stratasys Ltd. and its subsidiaries. All intercompany accounts and transactions, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation.

Functional Currency and Foreign Currency Transactions

A major part of the Company’s operations are carried out by the Company and its subsidiaries in the United States and Israel. The functional currency of these entities is the U.S. dollar. The functional currency of the other subsidiaries is generally their local currency. The financial statements of those subsidiaries are included in consolidation, based on translation into U.S. dollars. Assets and liabilities are translated at year-end exchange rates, while revenues and expenses are translated at actual exchange rates during the year. Differences resulting from translation are presented in equity, under accumulated other comprehensive income. Gains and losses on foreign currency transactions and exchange gains and losses denominated in non-functional currencies are reflected in other income (expense) in the consolidated statements of operations and comprehensive income when they arise.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates using assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates, and such differences may have a material impact on the Company’s financial statements.

As applicable to these consolidated financial statements, the most significant estimates relate to revenue recognition, allowance for doubtful accounts, inventories, valuation and assumptions underlying stock-based compensation, purchase price allocation on acquisitions, intangible assets, valuation of goodwill, uncertain tax positions and contingent liabilities.

Cash and Cash Equivalents

All highly liquid investments, which include short-term bank deposits, that are not restricted as to withdrawal or use, and debt instruments, purchased with maturities of three months or less when acquired, are considered to be cash equivalents.

Short-term Bank Deposits

Short-term bank deposits are deposits with maturities of more than three months and up to one year when acquired. Short-term bank deposits are presented at their cost, including accrued interest.

Restricted Deposits

Restricted deposits consist primarily of cash deposits for rent.

Short-term and Long-term Investments

Classification of investments as current or non-current is dependent upon management’s intended holding period, the investment’s maturity date, and liquidity considerations based on market conditions. These investments are then evaluated and classified as available-for-sale or held-to-maturity in accordance with the provisions of Accounting Standards Codification (“ASC”) 320, Investments - Debt and Equity Securities. This evaluation takes into consideration the Company’s past history of holding investments until maturity, projected cash flow estimates, future capital requirements, the existence of credit deterioration of the issuer and the Company’s overall investment strategy as established by management and approved by the Company’s Board of Directors.

If management has the positive intent and ability to hold its debt securities until maturity, they are classified as “held-to-maturity” and accounted for using the amortized-cost method. All other securities are classified as “available-for-sale” and accounted for at fair value with the unrealized gain or loss, net of tax, reported in other comprehensive income. The Company liquidated most of its investments during the year ended December 31, 2012, primarily in connection with the merger. As a result of this liquidation of investments, the Company had only one remaining investment classified as held-to-maturity. In consideration of the substantial liquidation of the Company’s held-to-maturity investments in the fourth quarter of 2012, the Company transferred the remaining held-to-maturity investment to available-for-sale and recorded the unrealized loss in other comprehensive income.

For debt securities, an other-than-temporary impairment has occurred if the Company does not expect to recover the entire amortized cost basis of the debt security. If the Company does not intend to sell the impaired debt security, and it is not more likely than not it will be required to sell the debt security before the recovery of its amortized cost basis, the amount of the other-than-temporary impairment recognized in earnings, recorded in other income (expense), is limited to the portion attributed to credit loss. The remaining portion of the other-than-temporary impairment related to other factors is recognized in other comprehensive income (loss). Realized gains and losses for both debt and equity securities are included in other income (expense).

Fair Value Measurements

Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available under the circumstances. The hierarchy is broken down into three levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Accounts Receivable

The Company carries its accounts receivable at cost less an allowance for doubtful accounts. A trade receivable is considered to be past due if the receivable balance is outstanding beyond terms identified on the customer’s purchase order and accepted by the Company. A sales-type lease receivable is considered to be past due if the receivable balance is outstanding beyond terms identified in the lease. On a periodic basis, the Company evaluates its accounts receivable and establishes an allowance for doubtful accounts based on past write-offs and collections and current credit conditions. The Company evaluates a number of factors to assess collectability, including an evaluation of the creditworthiness of the specific customer, past due amounts, payment history, and current economic conditions. It is reasonably possible that the Company’s estimate of the allowance for doubtful accounts will change. Accounts are written-off against the reserve when management deems the accounts are no longer collectible.

Derivative Instruments and Hedge Accounting

As part of the Company’s risk management strategy, it uses foreign currency exchange forward contracts to hedge against certain foreign currency exposures. The Company recognizes these derivative instruments as either assets or liabilities in the consolidated balance sheets at their fair value on a trade date basis. Derivatives in a gain position are reported in accounts receivable—other in the consolidated balance sheets and derivatives in a loss position are recorded in other current liabilities, as applicable, in the consolidated balance sheets.

On the date that the Company enters into a derivative contract, it designates the derivative for accounting purposes, as either a hedging instrument or a non-hedging instrument. In order to qualify for hedge accounting, the Company formally documents at the inception of each hedging relationship the hedging instrument, the hedged item, the risk management objective and strategy for undertaking each hedging relationship, and the method used to assess hedge effectiveness.

If a derivative financial instrument does not qualify for hedge accounting, the Company records the changes in fair value of derivative instruments in other income in the consolidated statements of operations and comprehensive income. Through December 31, 2012, the Company has not designated any derivative financial instruments for hedge accounting.

Inventories

Inventories are stated at the lower of cost or market, with cost determined on methods that approximate first-in, first-out. Inventory costs consist of material, direct labor and overhead. The Company periodically assesses inventory for obsolescence and excess and reduces the carrying value by an amount equal to the difference between its cost and the estimated market value based on assumptions about future demand and historical sales patterns.

Inventories acquired in a business combination are stepped-up to their estimated fair value less profit for sales efforts and amortized to cost of sales as that inventory is sold.

Property, Plant and Equipment

Property, plant and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets, or in the case of leasehold improvements, the shorter of the lease term or the estimated useful life of the asset. Maintenance and repairs are charged to operations, while betterments and improvements are capitalized.

Depreciation lives are as follows:

Years
Machinery and equipment	3-10
Buildings and improvements	10-30
Computer equipment and software	3-5
Office equipment	5-14
Furniture and fixtures	2-10

Goodwill

Goodwill reflects the excess of the consideration paid or transferred plus the fair value of any non-controlling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. Goodwill is not amortized but rather is tested for impairment annually at the reporting unit level at the end of each year, or whenever events or circumstances present an indication of impairment.

During 2012, the Company applied the Financial Accounting Standards Board (“FASB”) guidance when testing goodwill for impairment, which permits the Company to make a qualitative assessment of whether goodwill is impaired, or opt to bypass the qualitative assessment and proceed directly to performing the first step of the two-step impairment test. If the Company performs a qualitative assessment and concludes that it is more likely than not that the fair value of a reporting unit exceeds its carrying value, goodwill is not considered impaired and the two-step impairment test is unnecessary. However, if the Company concludes otherwise, it is then required to perform the first step of the two-step impairment test.

The first step involves comparing the fair value of a company’s reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit’s carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded.

The evaluation of goodwill impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated that include, among others, growth in revenues, margins realized, level of operating expenses and cost of capital. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

At December 31, 2012, the Company performed the qualitative test for goodwill, based on the reporting units to which the goodwill is allocated and concluded that it is more likely than not that the fair value of the reporting units exceeds its carrying value. Therefore, the Company did not continue to perform the two-step impairment test. Important qualitative factors assessed included the overall current and planned financial performance of the reporting units and the current share price of the Company, as well as the overall multiples of cash flow for comparable companies. For the goodwill related to the merger, the very short time period of 30 days between the merger date and the testing date of December 31, 2012 was also considered. Based on the Company’s assessment as of December 31, 2012, 2011 and 2010, no goodwill was determined to be impaired.

Other Intangible Assets

Other intangible assets are comprised of definite life intangible assets and indefinite life intangible assets. Other intangible assets and their amortization lives are as follows:

Years
Capitalized software development costs	3-5
Trademarks and trade names	5-15
Patents	10
Developed technology	6-11
Customer relationships	10-15
Non-compete agreement	3
In-process research and development	Indefinite

Other intangible assets primarily represent acquired intangible assets including developed technology, trade name, customer relationships and in-process research and development (“IPR&D”). Definite life intangible assets are amortized using the straight-line method over their estimated period of useful life which is determined by identifying the period over which most of the cash flows are expected to be generated. Amortization of acquired developed technology is recorded under cost of sales. Amortization of trade name and customer relationships is recorded under selling, general and administrative expenses. The Company capitalizes IPR&D projects acquired as part of a business combination. On completion of each project, IPR&D assets are reclassified to developed technology and amortized over their estimated useful lives. If any of the IPR&D projects are abandoned, the Company would be required to record an impairment of the related IPR&D asset.

The costs of software development, including significant product enhancements, incurred subsequent to establishing technological feasibility have been capitalized in accordance with ASC 985-20, Costs of Software to be Sold, Leased or Marketed. The Company recorded amortization expense related to capitalized software costs of $0.9 million, $1.6 million and $1.9 million for the years ended December 31, 2012, 2011 and 2010, respectively. Costs incurred prior to establishment of technological feasibility are charged to research and development expense.

Impairment in Value of Long-Lived Assets

Long-lived assets, including definite life intangible assets, held and used by an entity are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets (or asset group) is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets (or asset group) would be written down to their estimated fair values. Based on the Company’s assessment as of December 31, 2012, 2011 and 2010, no long-lived assets were determined to be impaired.

In July 2012, the FASB issued Accounting Standards Update (“ASU”) No. 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment. ASU 2012-02 simplifies the manner in which an entity tests indefinite-lived intangible assets for impairment by providing an option to perform a qualitative assessment to determine whether further impairment testing is necessary. If an entity determines, based on the qualitative tests, that it is not more likely than not (a likelihood of more than 50 percent) that the indefinite-lived intangible asset is impaired, than no further action is required. An entity has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 with early adoption permitted. The Company decided to early adopt this ASU.

The evaluation of indefinite-lived intangible asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated that include, among others, growth in revenues, margins realized, level of operating expenses and cost of capital. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

At December 31, 2012 the Company performed the qualitative test for indefinite-lived intangibles related to the December 1, 2012 merger between Stratasys, Inc. and Objet and concluded that it was not necessary to perform the two-step impairment test. Important qualitative factors included the very short time period of 30 days between the merger date and the testing date of December 31, 2012 and the current status of the IPR&D projects that represent this intangible asset. The Company chose to perform the first step of the two-step impairment test for the indefinite lived intangibles related to the May 3, 2011 acquisition of Solidscape, Inc., a Delaware corporation (“Solidscape”) and determined that step two was not necessary. Based on the Company’s assessment as of December 31, 2012, 2011 and 2010, no indefinite-lived intangibles were determined to be impaired.

Contingent Liabilities

Certain conditions, such as legal proceedings, may exist as of the date the financial statements are issued, that may result in a loss to the Company, but that will only be resolved when one or more future events occur or fail to occur. The Company’s management assesses such contingent liabilities. Such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought. Legal fees are expensed as incurred.

Management applies the guidance in ASC 450-20-25 when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that loss has been incurred and the amount of the liability can be estimated, then the Company would record an accrued expense in the Company’s financial statements. The estimated liability if the assessment indicates that a potential loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable, is disclosed.

Loss contingencies considered to be remote by management are generally not disclosed unless material or they involve guarantees, in which case the guarantee would be disclosed.

Revenue Recognition

The Company derives revenue from sales of AM systems, consumables, and services. The Company recognizes revenue when (1) persuasive evidence of a final agreement exists, (2) delivery has occurred or services have been rendered, (3) the selling price is fixed or determinable, and (4) collectability is reasonably assured. The Company’s primary shipping terms are FOB shipping point, and, as such, most of the revenue from the sale of 3D printers, production systems and consumables is recognized when shipped. Exceptions to this policy occur if a customer’s purchase order indicates an alternative term or provides for certain contingencies, such as formal acceptance. In these instances, revenue is recognized upon satisfying these conditions. Another exception occurs in sales of certain high-performance systems to end user clients in which the revenue is recognized after installation is complete, since the Company views installation in these systems to be essential to the functionality of the system and a critical part of performance of the delivery obligation. Revenues from sales to resellers are generally recognized upon shipment. When products are sold to a reseller, the reseller is responsible for the installation of the system with the end user client.

Revenue from sales-type leases may include systems, other products and maintenance contracts. The Company recognizes revenue from sales-type leases at the net present value of future lease payments. Product revenue from leases for the Company’s high-performance systems is recognized at the time of lessee acceptance, which follows installation. Product revenue from sales-type leases for other systems is generally recognized at the time of shipment, since either the customer or the reseller performs the installation. The portion of lease agreements related to maintenance contracts is deferred and recognized ratably over the coverage period. Revenue from operating leases is recognized ratably over the lease period.

The Company’s systems include embedded software. The software is considered incidental to the system as a whole and, in accordance with applicable accounting standards, is not accounted for separately because the software is not a significant focus of the marketing effort and is not sold separately. The software only works with the system and the system only works with the software. The Company does not provide post-contract customer support specific to the software. The research and development efforts to create the software are not significant in comparison to the total system research, development and production costs.

In accordance with ASC 605, Revenue Recognition, when two or more product offerings with varying delivery dates are contained in a single arrangement, revenue is allocated between the items based on their relative selling price, provided that each item meets the criteria for treatment as a separate unit of accounting. An item is considered a separate unit of accounting if it has value to the customer on a standalone basis and there is objective and reliable evidence of the selling price of the items. The Company determines the selling price by reference to the prices it charges when the items are sold separately. If the Company does not sell the item separately, the selling price is determined by reference to comparable third-party evidence. If neither of these methods provides an appropriate basis for determining a selling price, then one is estimated based on the price at which the Company would sell the item if it were sold regularly on a standalone basis.

The majority of service revenue is derived from sales of maintenance contracts. Service revenue from maintenance contracts is recognized ratably over the period of coverage ranging from one to three years. When a maintenance contract is bundled with the sale of the system, it is treated for revenue recognition purposes as a separate unit of accounting as discussed above. The fair value of this maintenance agreement is deferred and recognized ratably over its term. Unearned revenues are derived mainly from these prepaid maintenance agreements. The Company classifies the portion of unearned revenue not expected to be earned in the subsequent 12 months as long-term.

The Company assesses collectability as part of the revenue recognition process. This assessment includes a number of factors such as an evaluation of the creditworthiness of the customer, past due amounts, past payment history, and current economic conditions. If it is determined that collectability cannot be reasonably assured, the Company will decline shipment, request a down payment, or defer recognition of revenue until ultimate collectability is reasonably assured.

Shipping Revenue

The Company classifies shipping and handling costs charged to customers in connection with the sale of products and services as revenue. The related shipping and handling costs incurred by the Company are classified as costs of sales.

Advertising

Advertising costs are charged to operations as incurred and were approximately $4.8 million, $3.6 million and $2.8 million, for 2012, 2011 and 2010, respectively.

Research and Development Costs

Expenditures for research, development and engineering of products and manufacturing processes are expensed as incurred, in accordance with ASC 730, Research and Development. For collaborative agreements that entitle the Company to receive reimbursement payments of costs actually incurred under joint development projects, payments received are recorded as offsets to the research and development expenditures and are therefore not recognized as revenue.

Sales and Value Added Taxes

Taxes collected from customers and remitted to governmental authorities are recorded on a net basis (excluded from revenues) in the Company’s consolidated statements of operations and comprehensive income.

Income Taxes

Deferred taxes are determined utilizing the “asset and liability” method based on the estimated future tax effects of temporary differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws, and on effective tax rates in effect when the deferred taxes are expected to be paid or realized. Valuation allowance is provided if, based upon the weight of available evidence, it is “more likely than not” that a portion of the deferred tax assets will not be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences where appropriate.

Deferred tax has not been provided on the following items:

1) Taxes that would apply in the event of disposal of investments in foreign subsidiaries, as it is generally the Company’s intention to hold these investments, not to realize them.

2) Amounts of tax-exempt income generated from the Company’s current approved enterprises (see note 11b) as the Company intends to permanently reinvest these profits and does not intend to distribute dividends from such income. If these dividends were to be paid, the Company would have to pay additional taxes at a rate up to 10% on the distribution, and the amount would be recorded as an income tax expense in the period the dividend is declared.

3) Dividends distributable from the income of foreign companies as the Company do not expect these companies to distribute dividends in the foreseeable future. If these dividends were to be paid, the Company would have to pay additional taxes at a rate of up to 25% on the distribution, and the amount would be recorded as an income tax expense in the period the dividend is declared.

Tax Contingencies

In accordance with ASC 740, Accounting for Income Taxes, the Company takes a two-step approach to recognizing and measuring uncertain tax positions (tax contingencies). The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. The Company reevaluates these tax positions quarterly and makes adjustments as required. The Company classifies interest and penalties recognized in the financial statements relating to uncertain tax positions under the provision for income taxes.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of short term bank deposits, cash and cash equivalents, trade receivables, investment in sales type leases, foreign currency exchange forward contracts and investment securities. Most of the Company’s cash and cash equivalents and investment securities are invested in U.S. dollar and Euro instruments with major banks in the U.S. and Israel. Management believes that the credit risk with respect to the financial institutions that hold the Company’s cash, cash equivalents and investment securities is low.

Earnings Per Share

The Company complies with ASC 260, Earnings Per Share, which requires dual presentation of basic and diluted income per ordinary share attributable to Stratasys Ltd. for all periods presented. Basic net income per share excludes dilution and is computed by dividing net income by the weighted average number of shares outstanding for the periods that have net income. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then share in the income of the Company. The difference between the number of common shares used to compute basic net income per share and diluted net income per share relates to additional common shares that would be issued upon the assumed exercise of stock options and warrants, net of the common shares that would hypothetically be repurchased using the proceeds received from the original exercise. The additional ordinary shares amounted to 964,123 in 2012, 520,605 in 2011 and 550,121 in 2010. There were no options excluded from the dilution calculation for 2012 and 2011, since the market price of the Company’s ordinary shares at December 31, 2012 and the market price of Stratasys, Inc.’s common stock at December 31, 2011, exceeded the exercise price of all outstanding options. A total of 400 options were excluded from the dilution calculation for 2010, since their inclusion would have had an anti-dilutive effect.

Stock-Based Compensation

The Company calculates the fair value of stock-based option awards on the date of grant using the Black-Scholes option pricing model. The computation of expected volatility is based on historical volatility from traded options on our stock. The expected option term is calculated in accordance with ASC 718, Compensation – Stock Compensation. The interest rate for periods within the contractual life of the award is based on the U.S. Treasury yield curve in effect at the time of grant. Each of the three factors requires the Company to use judgment and make estimates in determining the percentages and time periods used for the calculation. If the Company were to use different percentages or time periods, the fair value of stock-based option awards could be materially different. The Company recognizes expense on a straight-line basis over the employee’s requisite service period.

Accrued Product Warranties

Some of the Company’s products are covered by a warranty with periods ranging generally from ninety days to one year from the date of sale to the end customer. A liability is recorded for future warranty costs in the same period in which related revenue is recognized. The liability is based on anticipated parts and labor costs using historical experience. The Company periodically assesses the adequacy of the warranty reserves based on changes in these factors and records any necessary adjustments if actual experience indicates that adjustments are necessary. Future claims experience could be materially different from prior results because of the introduction of new, more complex products, a change in the Company’s warranty policy in response to industry trends, competition or other external forces, or manufacturing changes that could impact product quality. In the event that the Company determines that its current or future product repair and replacement costs exceed estimates, an adjustment to these reserves would be charged to earnings in the period such a determination is made.

Comprehensive Income

The Company complies with ASC 220, Comprehensive Income, which establishes rules for the reporting and display of comprehensive income (loss) and its components. The Company reports the financial impact of translating its foreign subsidiaries’ financial statements from functional currency to reporting currency as a component of comprehensive income (loss). The Company also holds investments classified as available-for-sale that are accounted for at fair value with the unrealized gain or loss, net of tax, reported in other comprehensive income (loss).

Reclassifications

Certain reclassifications have been made to the prior years’ financial statements to conform to the current year presentation. These reclassifications had no net effect on previously reported results of operations.